NATURE OF OPERATIONS (Details Narrative) - USD ($)									1 Months Ended		2 Months Ended	3 Months Ended			12 Months Ended
	Apr. 02, 2022	Mar. 03, 2022	Feb. 12, 2022	Jan. 21, 2022	Jun. 30, 2021	Jun. 03, 2021	Dec. 03, 2020	Nov. 12, 2009	Mar. 31, 2022	Oct. 29, 2021	Mar. 30, 2022	Mar. 31, 2022	Mar. 30, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 30, 2021	Sep. 28, 2021	Feb. 26, 2021	Feb. 25, 2021	Dec. 31, 2019
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock			13,200,000
Common stock, shares authorized									7,450,000,000			7,450,000,000			7,450,000,000	5,000,000,000			7,450,000,000	5,000,000,000
Preferred stock, shares authorized									10,000,000			10,000,000			10,000,000
Number of shares issued for assigned									8,962,036			13,200,000
Shares issued for acquisition of Tickeri															$ 10,000,000
Cash									$ 5,681,727			$ 5,681,727			3,493,213	$ 1,720,979
Working capital deficit									23,706,538			23,706,538			20,965,419	1,560,832
Monthly cash burn									1,312,000			1,312,000			1,000,000
Proceeds from additional warrant exercises												2,000,000			4,000,000
Proceeds from related party debt												4,500,000			6,700,000	$ 225,000
Shares issued for cash															$ 1,000,000
Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock			26,800,000
Vesting period			2 years
Shares issued for cash			$ 6,756,000
Contingent consideration			$ 4,526,520
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock	13,200,000										675,000
Proceeds from related party debt												3,000,000
Subsequent Event [Member] | Restricted Stock Units (RSUs) [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock	26,800,000
Vesting period	2 years
Shares issued for cash	$ 6,756,000
Contingent consideration	$ 4,526,520
Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock															437,500
Number of shares issued for assigned															9,345,794
Shares issued for acquisition of Tickeri															$ 93
Shares issued for cash															4
Warrant [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Proceeds from additional warrant exercises												2,000,000			2,000,000
Warrant [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock				10,000,000
Proceeds from additional warrant exercises				$ 2,000,000
Tickeri Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock																10,000,000
Common stock, shares authorized														10,000,000		10,000,000
Cash														$ 36,657		$ 43,519
Shares issued for cash																468
Monster Creative LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash					$ 3,017											$ 1,169,619					$ 1,231,704
Brian Foote [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares issued for acquisition of Tickeri												40,000			$ 40,000
Juan and Javier Gonzalez [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						4,672,897
Accrued interest												400,000
Juan and Javier Gonzalez [Member] | Tickeri Inc [Member] | Secured Promissory Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount						$ 5,000,000
Interest rate						5.00%
Juan and Javier Gonzalez [Member] | Tickeri Inc [Member] | Secured Promissory Note [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount						$ 5,000,000
Interest rate						5.00%
Maturity date						Dec. 31, 2022
Doug Brandt [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount					8,000,000
Debt extension agreement restructuring cost												7,500
Kevin Childress [Member] | Monster Creative LLC [Member] | One Convertible Note and One Non Convertible Note [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount					8,000,000
Debt extension agreement restructuring cost												1,500
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount					$ 7,500,000
Interest rate					5.00%
Conversion price per share					$ 1.20
Debt term					18 months
Doug Brandt and Kevin Childress [Member] | Monster Creative LLC [Member] | Non Convertible Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Aggregate principal amount					$ 500,000
Interest rate					5.00%
Debt term					3 years
Maturity date					Apr. 01, 2022
Management [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Cash									5,901,460			5,901,460
Restricted cash									$ 5,901,460			$ 5,901,460
Juan Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						4,672,897
Javier Gonzalez [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock						4,672,897
Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized									570,000	570,000		570,000			570,000	900,000	900,000	900,000
Preferred stock voting rights										for Series B Preferred shareholders holding greater than 750 shares of Series B Preferred Stock, for the calendar months of December 2021 and January 2022, Series B Preferred shareholders shall not have the right, whether by election, operation of law, or otherwise, to convert into Common Stock shares of Series B Preferred stock constituting more than 5% of the total number of Series B Preferred shares held by them; and for each of the calendar months from February 2022 to May 2023		Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.			Holders of Series B Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of ten thousand (10,000) votes for every share of Series B Preferred Stock held.
Series B Preferred Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock													220,640,000
Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock, shares authorized									7,000,000			7,000,000			7,000,000	7,000,000
Preferred stock voting rights												Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.			Holders of Series A Preferred Stock are entitled to vote on all matters, together with the holders of common stock, and have the equivalent of one thousand (1,000) votes for every share of Series A Preferred Stock held.
Series A Preferred Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned												7,000,000			7,000,000	7,000,000
Common Stock [Member] | Henry Boucher [Member] | Notes Payable, Other Payables [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned												550,000,000			550,000,000
HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, shares authorized							7,450,000,000
Preferred stock, shares authorized							10,000,000
Preferred stock voting rights															The Series A Preferred Stock is not convertible into common stock, however, it has voting rights of 10,000 votes per 1 share of stock
HUMBL LLC [Member] | Series A Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Preferred stock voting rights												The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock.			The Series A Preferred Stock is not convertible into common stock; however, it has voting rights of 10,000 votes per 1 share of stock
HUMBL Inc [Member] | Tickeri Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs						$ 20,000,000
Purchase price						20,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Acquisition transaction costs						20,000,000
Purchase price						20,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Two Promissory Notes [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition						10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Two Promissory Notes [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition						10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition						10,000,000
HUMBL Inc [Member] | Tickeri Inc [Member] | Common Stock [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Payments for acquisition						$ 10,000,000
Share Exchange Agreement [Member] | Fashion Floor Covering And Tile Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Restricted shares issued during the period								125,000
Merger Agreement [Member] | HUMBL LLC [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Membership interests							100.00%
Merger Agreement [Member] | HUMBL LLC [Member] | Series B Preferred Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares of common stock							552,029
Stock Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned		8,962,036
Shares issued for acquisition of Tickeri		$ 1,500,000
Purchase price		1,650,000
Cash acquired from acquisition		$ 150,000
Stock Purchase Agreement [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued for assigned		8,962,036
Shares issued for acquisition of Tickeri		$ 1,500,000
Purchase price		1,650,000
Cash acquired from acquisition		$ 150,000